Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2019
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384
Losses charge to allowance	(14,412)	(39)	(7,353)	—	(201)	(435)	(487)	(1)	(22,928)
Recoveries credited to allowance	2,196	113	318	—	26	286	40	—	2,979
Net losses charged to allowance	(12,216)	74	(7,035)	—	(175)	(149)	(447)	(1)	(19,949)
Provision (credit) charged to operations	10,765	2,955	4,215	(22)	470	(35)	542	(47)	18,843
Balance at December 31,	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278

	December 31, 2018
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687
Losses charge to allowance	(14,220)	(1)	(70)	—	(122)	(347)	(362)	(3)	(15,125)
Recoveries credited to allowance	1,981	25	246	—	36	369	43	10	2,710
Net losses charged to allowance	(12,239)	24	176	—	(86)	22	(319)	7	(12,415)
Provision (credit) charged to operations	(3,070)	3,424	2,514	699	603	1,594	326	22	6,112
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384

	December 31, 2017
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661
Losses charge to allowance	(12,094)	(213)	(40)	—	(101)	(340)	(309)	(1)	(13,098)
Recoveries credited to allowance	4,020	21	527	—	11	258	45	21	4,903
Net losses charged to allowance	(8,074)	(192)	487	—	(90)	(82)	(264)	20	(8,195)
Provision (credit) charged to operations	10,330	(2,022)	(555)	303	585	2,469	173	(62)	11,221
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687

	December 31, 2019
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$1,935	$249	$1,290,725	$10,895
Commercial real estate: other construction & land development	938	116	2,184,945	18,037
Commercial real estate: farmland & commercial	1,208	—	1,895,539	16,533
Commercial real estate: multifamily	165	—	190,265	1,786
Residential: first lien	6,278	—	427,623	3,762
Residential: junior lien	692	—	705,784	7,535
Consumer	1,195	—	46,605	542
Foreign	264	—	140,785	823

Total	$12,675	$365	$6,882,271	$59,913

	December 31, 2018
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$9,179	$656	$1,119,790	$11,940
Commercial real estate: other construction & land development	2,092	116	1,884,139	15,007
Commercial real estate: farmland & commercial	3,509	—	1,946,389	19,353
Commercial real estate: multifamily	507	—	225,750	1,808
Residential: first lien	6,244	—	439,556	3,467
Residential: junior lien	901	—	726,400	7,719
Consumer	1,175	—	45,141	447
Foreign	293	—	150,224	871

Total	$23,900	$772	$6,537,389	$60,612

Loans accounted on non-accrual basis, by loan class

	December 31, 2019	December 31, 2018
	(Dollars in Thousands)
Domestic
Commercial	$1,901	$9,143
Commercial real estate: other construction & land development	938	2,092
Commercial real estate: farmland & commercial	1,208	3,509
Commercial real estate: multifamily	165	507
Residential: first lien	670	347
Residential: junior lien	—	171
Consumer	4	22
Total non-accrual loans	$4,886	$15,791

Impaired loans, by loan class

	December 31, 2019
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$510	$516	$249	$514	$—
Commercial real estate: other construction & land development	126	169	116	131	—
Total impaired loans with related allowance	$636	$685	$365	$645	$—

	December 31, 2019
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$1,425	$1,516	$18,794	$2
Commercial real estate: other construction & land development	812	1,133	1,737	—
Commercial real estate: farmland & commercial	1,208	1,841	22,357	—
Commercial real estate: multifamily	165	168	651	—
Residential: first lien	6,278	6,445	6,988	309
Residential: junior lien	692	692	1,023	42
Consumer	1,195	1,196	1,117	—
Foreign	264	264	278	12
Total impaired loans with no related allowance	$12,039	$13,255	$52,945	$365

	December 31, 2018
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,563	$2,161	$656	$1,741	$—
Commercial real estate: other construction & land development	135	169	116	141	—
Total impaired loans with related allowance	$1,698	$2,330	$772	$1,882	$—

	December 31, 2018
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$7,616	$7,730	$16,194	$3
Commercial real estate: other construction & land development	1,957	2,205	2,151	—
Commercial real estate: farmland & commercial	3,509	4,031	36,632	—
Commercial real estate: multifamily	507	538	565	—
Residential: first lien	6,244	6,386	7,136	305
Residential: junior lien	901	911	976	44
Consumer	1,175	1,190	1,211	2
Foreign	293	293	327	14
Total impaired loans with no related allowance	$22,202	$23,284	$65,192	$368

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2019	December 31, 2018
	(Dollars in Thousands)
Domestic
Commercial	$32	$35
Residential: first lien	5,608	5,947
Residential: junior lien	692	730
Consumer	1,192	1,153
Foreign	264	293

Total troubled debt restructuring	$7,788	$8,158

Information regarding the aging of past due loans, by loan class

	December 31, 2019
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,134	$626	$1,292	$421	$5,052	$1,287,608	$1,292,660
Commercial real estate: other construction & land development	509	55	—	—	564	2,185,319	2,185,883
Commercial real estate: farmland & commercial	8,058	2,031	54,928	54,878	65,017	1,831,730	1,896,747
Commercial real estate: multifamily	313	—	165	—	478	189,952	190,430
Residential: first lien	3,229	1,670	3,660	3,107	8,559	425,342	433,901
Residential: junior lien	1,112	477	1,200	1,200	2,789	703,687	706,476
Consumer	467	75	88	88	630	47,170	47,800
Foreign	1,347	3	11	11	1,361	139,688	141,049
Total past due loans	$18,169	$4,937	$61,344	$59,705	$84,450	$6,810,496	$6,894,946

	December 31, 2018
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,651	$1,089	$19,851	$10,890	$25,591	$1,103,378	$1,128,969
Commercial real estate: other construction & land development	727	1,707	922	16	3,356	1,882,875	1,886,231
Commercial real estate: farmland & commercial	2,928	784	27,239	24,910	30,951	1,918,947	1,949,898
Commercial real estate: multifamily	927	—	578	71	1,505	224,752	226,257
Residential: first lien	3,998	1,677	3,362	3,079	9,037	436,763	445,800
Residential: junior lien	1,155	618	1,108	937	2,881	724,420	727,301
Consumer	486	19	45	32	550	45,766	46,316
Foreign	1,106	117	739	739	1,962	148,555	150,517
Total past due loans	$15,978	$6,011	$53,844	$40,674	$75,833	$6,485,456	$6,561,289

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2019
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$1,228,110	$569	$39	$62,007	$1,935
Commercial real estate: other construction & land development	2,090,370	18,721	41,949	33,905	938
Commercial real estate: farmland & commercial	1,710,446	13,184	20,183	151,726	1,208
Commercial real estate: multifamily	190,265	—	—	—	165
Residential: first lien	426,546	253	144	680	6,278
Residential: junior lien	704,958	826	—	—	692
Consumer	46,605	—	—	—	1,195
Foreign	140,785	—	—	—	264
Total	$6,538,085	$33,553	$62,315	$248,318	$12,675

		December 31, 2018
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$998,625	$441	$44,544	$76,180	$9,179
Commercial real estate: other construction & land development	1,817,098	1,648	9,055	56,338	2,092
Commercial real estate: farmland & commercial	1,726,711	62,046	38,373	119,259	3,509
Commercial real estate: multifamily	224,823	—	—	927	507
Residential: first lien	438,773	—	142	641	6,244
Residential: junior lien	725,538	—	862	—	901
Consumer	45,141	—	—	—	1,175
Foreign	150,224	—	—	—	293
Total	$6,126,933	$64,135	$92,976	$253,345	$23,900